As filed with the Securities and Exchange Commission on February 15, 1996.


                                        1933 Act File No. 2-49560
                                        1940 Act File No. 811-2429

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                Pre-Effective Amendment No.
                Post-Effective Amendment No.  40

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                       Amendment No.  28

                     USAA MUTUAL FUND, INC.
        -------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

      9800 Fredericksburg Rd., San Antonio, TX       78288
     ------------------------------------------------------
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code (210) 498-0600

                  Michael D. Wagner, Secretary
                     USAA MUTUAL FUND, INC.
                     9800 Fredericksburg Rd.
                   San Antonio, TX  78288-0227
             ---------------------------------------
             (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485 immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(1)
    on (date) pursuant to paragraph (a)(1)
    75 days after filing pursuant to paragraph (a)(2)
 X  on May 1, 1996 pursuant to paragraph (a)(2)

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               DECLARATION PURSUANT TO RULE 24f-2

The Registrant has heretofore registered an indefinite number of shares of the Aggressive Growth Fund, Growth Fund, Growth &
Income Fund, Income Stock Fund, Income Fund, Short-Term Bond
Fund, and Money Market Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule
24f-2 notice for the fiscal year ended July 31, 1995 on September 21, 1995. The Registrant now declares its intention to register an indefinite number of shares of the S&P 500 Index Fund pursuant to Rule 24f-2(a)(1) under the Act. The S&P 500 Index Fund is a "master-feeder fund." This Post-Effective Amendment No. 40 includes a manually executed signature page for the master fund, Equity
500 Index Portfolio.




                  Exhibit Index on Page 62-63

                                          Page 1 of 102



                     USAA MUTUAL FUND, INC.


                      CROSS REFERENCE SHEET

                             Part A


FORM N-1A ITEM NO.            SECTION IN PROSPECTUS

1.  Cover Page                Same

2.  Synopsis.                 Fees and Expenses

3.  Condensed Financial
       Information            Performance Information

4.  General Description
       of Registrant          Investment Objective and Policies
                              Description of Shares
                              Additional Information

5.  Management of the Fund    Management of the Company and Portfolio
                              Service Providers

6.  Capital Stock and Other
       Securities             Dividends, Distributions and Taxes
                              Description of Shares

7.  Purchase of Securities
       Being Offered          Purchase of Shares
                              Conditions of Purchase and Redemption
                              Exchanges
                              Other Services
                              Share Price Calculation

8.  Redemption or Repurchase  Redemption of Shares
                              Conditions of Purchase and Redemption
                              Exchanges
                              Other Services

9.  Legal Proceedings         Not Applicable




                     USAA MUTUAL FUND, INC.


                      CROSS REFERENCE SHEET

                             Part B


FORM N-1A ITEM NO.            SECTION IN STATEMENT OF ADDITIONAL
                              INFORMATION

10.  Cover Page               Same

11.  Table of Contents        Same

12.  General Information and
        History               Not Applicable

13.  Investment Objectives
        and Policies          Investment Policies
                              Investment Restrictions
                              Portfolio Transactions and
                                 Brokerage Commissions

14.  Management of the
        Registrant            Directors and Officers of the Company
                              Trustees and Officers of the Portfolio

15.  Control Persons and
        Principal Holders
        of Securities         Directors and Officers of the Company
                              Trustees and Officers of the Portfolio

16.  Investment Advisory and
        Other Services        Directors and Officers of the Company
                              Investment Adviser
                              Administrator
                              General Information

17.  Brokerage Allocation and
        Other Practices       Portfolio Transactions and
                                 Brokerage Commissions

18.  Capital Stock and Other
        Securities            Further Description of Shares

19.  Purchase, Redemption and
        Pricing of Securities
        Being Offered         Valuation of Securities
                              Additional Information Regarding
                                 Redemption of Shares
                              Investment Plans

20.  Tax Status               Tax Considerations

21.  Underwriters             General Information

22.  Calculation of Performance
        Data                  Calculation of Performance Data

23.  Financial Statements       Not Applicable






                             Part A




                       Prospectus for the

                       S&P 500 Index Fund

                       is included herein







                  USAA S&P 500 INDEX FUND
                 May 1, 1996   PROSPECTUS


USAA S&P 500 Index Fund (the Fund) is one of eight no-load mutual funds offered by USAA Mutual Fund, Inc. (the
Company).  The Fund is managed by USAA Investment
Management Company (the Manager).

              WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock
Price Index (S&P 500 or Index).  Page 7.

  HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone.
Page 12.

  HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 14.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Fund that you should know before investing.

     SHARES OF THE USAA S&P 500 INDEX FUND ARE NOT
DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY THE
USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE
PRINCIPAL AMOUNT INVESTED.

     THE USAA S&P 500 INDEX FUND SEEKS TO ACHIEVE ITS
INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE
ASSETS IN THE EQUITY 500 INDEX PORTFOLIO, WHICH IS A
SEPARATE MUTUAL FUND ADVISED BY BANKERS TRUST COMPANY
WITH AN IDENTICAL INVESTMENT OBJECTIVE.  PAGE 10.

     If you would like more information, a STATEMENT OF
ADDITIONAL INFORMATION (SAI) of the Fund, dated May 1,
1996, is available upon request and without charge by writing to USAA MUTUAL FUND, INC., 9800 Fredericksburg
Rd., San Antonio, TX 78288, or by calling 1-800-531-8181.
The SAI has been filed with the Securities and Exchange
Commission and is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     TABLE OF CONTENTS

                                                      Page
                       SUMMARY DATA
     Fees and Expenses                                  3
     Performance Information                            4

                    USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds                5
     Using Mutual Funds in an Investment Program        6

             INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies                  7
     Additional Information                            22

                  SHAREHOLDER INFORMATION
     Purchase of Shares                                12
     Redemption of Shares                              14
     Conditions of Purchase and Redemption             15
     Exchanges                                         16
     Other Services                                    17
     Share Price Calculation                           18
     Dividends, Distributions and Taxes                18
     Management of the Company and Portfolio           19
     Service Providers                                 21
     Description of Shares                             22
     Telephone Assistance Numbers                      25


                     FEES AND EXPENSES

The following table provides a summary of expenses relating to purchases and sales of the shares of the Fund, and the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio (the Portfolio), as a percentage of average net assets of the Fund. These expenses are estimated for the Fund's first year of operations. THE
COMPANY'S DIRECTORS BELIEVE THAT THE AGGREGATE PER SHARE
EXPENSES OF THE FUND AND THE PORTFOLIO WILL BE LESS THAN
OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND
WOULD INCUR IF THE INVESTABLE ASSETS (ASSETS) OF THE FUND
WERE INVESTED DIRECTLY IN THE TYPES OF SECURITIES BEING
HELD BY THE PORTFOLIO.

Shareholder Transaction Expenses
----------------------------------------------------------------------------
Sales Load Imposed on Purchases                             None
Sales Load Imposed on Reinvested Dividends                  None
Deferred Sales Load                                         None
Redemption Fee*                                             None
Exchange Fee                                                None

Annual Fund Operating Expenses (AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA))
----------------------------------------------------------------------------
Investment Advisory Fees, net of reimbursements            .07%
12b-1 Fees                                                 None
Other Expenses, net of reimbursements (estimated)          .11%
                                                           ----
Total Operating Expenses, net of reimbursements            .18%
                                                           ====
----------------------------------------------------------------------------
 * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES
      - BANK WIRE.

     The Manager has voluntarily agreed to limit the Fund's annual expenses to .18% of its ANA and will reimburse the Fund for all expenses in excess of the limitation. In addition, the investment adviser and the administrator and servicing agent to the Portfolio, Bankers Trust Company, has voluntarily agreed to limit its fees under its agreements with the Portfolio to .10% of the Portfolio's ANA. The Investment Advisory Fees,
Other Expenses, and Total Operating Expenses reflect all such expense reimbursements by the Manager and Bankers
Trust. Absent such reimbursements, the amount of Investment Advisory Fees, Other Expenses and Total
Operating Expenses as a percentage of the Fund's ANA would be .10%, .33% and .43%, respectively.

     In addition to the expenses set forth in the table above, USAA Shareholder Account Services assesses an annual account maintenance fee of $10 to allocate part of the fixed costs of maintaining shareholder accounts equally to all accounts. This fee is deducted from the dividends paid to each shareholder at a rate of $2.50 per quarter. See DIVIDENDS, DISTRIBUTIONS AND TAXES for further information on this fee.

Example of Effect of Fund Expenses
---------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2) redemption at the end of the periods shown. The example includes the $10 account maintenance fee. For investments larger than $1,000 an investor's total expenses will be substantially lower in percentage terms than this illustration implies.

     1 year         3 years
      $12             $36

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION
OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER
OR LESS THAN THOSE SHOWN.

The expense table and the example above are provided to assist you in understanding the expenses you will bear directly or indirectly as a shareholder in the Fund. For more information with respect to the expenses of the Fund and the Portfolio see Management of the Company and Portfolio on page 19.

                  PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Company may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes, such as the S&P 500, that are referenced in Appendix A to the SAI.
Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specific period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.

            USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA
Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

USAA MUTUAL FUND, INC.
Aggressive Growth Fund
Growth Fund
S&P 500 Index Fund
Growth & Income Fund
Income Stock Fund
Income Fund
Short-Term Bond Fund
Money Market Fund

USAA INVESTMENT TRUST
Income Strategy Fund
Growth and Tax Strategy Fund
Balanced Strategy Fund
Cornerstone Strategy Fund
Growth Strategy Fund
Emerging Markets Fund
Gold Fund
International Fund
World Growth Fund
GNMA Trust
Treasury Money Market Trust

USAA TAX EXEMPT FUND, INC.
Long-Term Fund
Intermediate-Term Fund
Short-Term Fund
Tax Exempt Money Market Fund
California Bond Fund*
California Money Market Fund*
New York Bond Fund*
New York Money Market Fund*
Virginia Bond Fund*
Virginia Money Market Fund*

USAA STATE TAX-FREE TRUST
Florida Tax-Free Income Fund*
Florida Tax-Free Money Market Fund*
Texas Tax-Free Income Fund*
Texas Tax-Free Money Market Fund*

 *  Available for sale only to residents of these specific states.

        USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections.
The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. An investment adviser will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision.
This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wished to invest in a widely diversified common stock portfolio. The shareholder could include the Aggressive Growth Fund, Growth Fund, S&P 500 Index Fund, Growth & Income Fund, and Income Stock Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks and growth stocks. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax
Strategy, Balanced Strategy, Cornerstone Strategy, and
Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.

             INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 5001. The Fund offers investors a convenient means of diversifying their holdings of common stocks while relieving those investors of the administrative burdens typically associated with purchasing and holding these instruments.
     The Company seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio, which has the same investment objective as the Fund. There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of each of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See SPECIAL INFORMATION
CONCERNING MASTER-FEEDER FUND STRUCTURE on page 10 herein.

EQUITY 500 INDEX PORTFOLIO
The Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment.
Instead, the Portfolio, utilizing a "passive" or "indexing" investment approach, attempts to duplicate, before expenses, the performance of the S&P 500.

--------------
     1"Standard & Poor's(registered trademark),"
S&P(registered trademark)," "Standard & Poor's 500," S&P
500(registered trademark)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Bankers Trust Company.

     Under normal conditions when the Portfolio's assets are above $10 million, the Portfolio will invest at least
80% of its assets in equity securities of companies which compose the S&P 500. In seeking to duplicate the performance of the S&P 500, Bankers Trust, the Portfolio's investment adviser, will attempt over time to allocate the Portfolio's portfolio of investments among common stocks in approximately the same weightings as the S&P 500, beginning with the heaviest-weighted stocks that make up a larger portion of the Index's value. Over the long term, Bankers Trust seeks a correlation between the performance of the Portfolio, before expenses, and that of the S&P 500 of 0.98 or better (0.95 or better if Portfolio asset levels are below $10 million). A figure of 1.00 would indicate perfect correlation. In the unlikely event that the correlation is not achieved, the Portfolio's Board of Trustees will consider alternative structures.
     Bankers Trust generally will seek to match the composition of the S&P 500 but usually will not invest the Portfolio's stock portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Portfolio may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently from the S&P 500, particularly if the Portfolio has a low level of assets.
When the Portfolio's size is greater, Bankers Trust expects to purchase more of the stocks in the S&P 500 and to match the relative weighting of the S&P 500 more closely, and anticipates that the Portfolio will be able to mirror, before expenses, the performance of the S&P
500 with little variance at asset levels of $10 million or more. In addition, the Portfolio may omit or remove any S&P 500 stock from the Portfolio if, following objective criteria, Bankers Trust judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. Bankers
Trust will not purchase the stock of Bankers Trust New
York Corporation, which is included in the Index, and instead will overweight its holdings of companies engaged in similar businesses.
     Under normal conditions, Bankers Trust will attempt to invest as much of the Portfolio's assets as is practical in common stocks included in the S&P 500.
However, the Portfolio may maintain up to 25% of its assets in short-term debt securities and money market instruments hedged with stock index futures and options to meet redemption requests or to facilitate the investment in common stocks. See ADDITIONAL INFORMATION for further information.
     When the Portfolio has cash from new investments in the Portfolio or holds a portion of its assets in money market instruments, it may enter into stock index futures or options to attempt to increase its exposure to the stock market. Strategies the Portfolio could use to accomplish this include purchasing futures contracts, writing put options, and purchasing call options. When the Portfolio wishes to sell securities, because of shareholder redemptions or otherwise, it may use stock index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling and buying futures contracts, writing call options, and purchasing put options.
     Bankers Trust will choose among futures and options strategies based on its judgment of how best to meet the Portfolio's goals. In selecting futures and options, Bankers Trust will assess such factors as current and anticipated stock prices, relative liquidity and price levels in the options and futures markets compared to the securities markets, and the Portfolio's cash flow and cash management needs. If Bankers Trust judges these factors incorrectly, or if price changes in the Portfolio's futures and options positions are not well correlated with those of its other investments, the Portfolio could be hindered in the pursuit of its objective and could suffer losses. The Portfolio could also be exposed to risk if it could not close out its futures or options positions because of an illiquid secondary market. A description of the futures and options that the Portfolio may use and some of their associated risks is found under ADDITIONAL INFORMATION.

SHORT-TERM INSTRUMENTS - The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. Short-term instruments consist of: (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions;
(ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. (Moody's) or AA or higher by Standard & Poor's Corporation (S&P) or, if unrated, of comparable quality in the opinion of Bankers
Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

ADDITIONAL INVESTMENT LIMITATIONS
As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without shareholder approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits maturing in more than seven days.) Additional investment policies of the Portfolio are contained in the SAI.

ABOUT THE S&P 500 INDEX
The S&P 500 is a well-known stock market index that
includes common stocks of 500 companies from several
industrial sectors representing a significant portion of
the market value of all common stocks publicly traded in
the United States, most of which are listed on the New
York Stock Exchange Inc. (the NYSE).  Stocks in the S&P
500 are weighted according to their market capitalization
(i.e., the number of shares outstanding multiplied by the stock's current price). Bankers Trust believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general.
The composition of the S&P 500 is determined by S&P and
is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.
     The Fund and the Portfolio are not sponsored,
endorsed, sold or promoted by S&P.  S&P makes no
representation or warranty, express or implied, to the
owners of the Fund or the Portfolio or any member of the
public regarding the advisability of investing in
securities generally or in the Fund and the Portfolio particularly or the ability of the S&P 500 to track general stock market performance.  S&P's only
relationship to the Fund or the Portfolio is the
licensing of certain trademarks and trade names of S&P
and the S&P 500, which is determined, composed and
calculated by S&P without regard to the Fund or the
Portfolio.  S&P does not guarantee the accuracy and/or
the completeness of the S&P 500 or any data included therein.
     S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND OR THE PORTFOLIO,
OWNERS OF THE FUND OR THE PORTFOLIO, OR ANY OTHER PERSON
OR ENTITY FROM THE USE OF THE S&P 500 OR ANY DATA
INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED
WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL SUCH
WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR ANY DATA
INCLUDED THEREIN.
     The following table shows the performance of the S&P
500 for the ten years from 1986 through 1995.  Stock
prices fluctuated widely during the period but were
higher at the end than at the beginning.  The results
shown should not be considered as a representation of the
income or capital gain or loss which may be generated by
the S&P 500 in the future.  Nor should this be considered
as a representation of the past or future performance of
the Fund.
----------------------------------------------------------------
      Standard & Poor's 500 Composite Stock Price Index*
----------------------------------------------------------------
        Year End       Price Changes      Dividend       Total
Year   Index Value   in Index for Year   Reinvestment    Return
----------------------------------------------------------------
1995
1994     459.27           -1.54%            2.86%         1.32%
1993     466.45            7.06%            3.02%        10.08%
1992     435.69            4.46%            3.16%         7.62%
1991     417.09           26.31%            4.16%        30.47%
1990     330.22           -6.56%            3.46%        -3.10%
1989     353.40           27.25%            4.44%        31.69%
1988     277.72           12.40%            4.21%        16.61%
1987     247.08            2.03%            3.07%         5.10%
1986     242.17           14.62%            3.94%        18.56%
----------------------------------------------------------------

*Source: Standard & Poor's Corporation. Total returns for the S&P 500 include the change in price of S&P 500 stocks and assume reinvestment of all dividends paid by S&P 500 stocks.

RISK FACTORS
By itself, the Fund does not constitute a balanced investment plan. The Fund is designed as a relatively low-cost means for investors to diversify their investment portfolios. As described above, the Portfolio invests in a portfolio of securities that is representative of the stock market as a whole. While the performance of the S&P 500 has fluctuated considerably, the long-term performance of the S&P 500 has been greater than inflation. Thus, the Fund may make sense for you if you can afford to ride out changes in the stock market.
The Fund's share price, yield and total return will fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.
     The ability of the Fund and the Portfolio to meet their investment objective depends to some extent on the cash flow experienced by the Fund and by the other investors in the Portfolio, since investments and redemptions by shareholders of the Fund will generally require the Portfolio to purchase or sell securities.
Bankers Trust will make investment changes to accommodate cash flow in an attempt to maintain the similarity of the Portfolio to the S&P 500. You should also be aware that the performance of the S&P 500 is a hypothetical number which does not take into account brokerage commissions and other costs of investing, unlike the Portfolio which must bear these costs. Finally, since the Portfolio seeks to track the S&P 500, Bankers Trust generally will not attempt to judge the merits of any particular stock as an investment.

PORTFOLIO TURNOVER
The frequency of portfolio transactions -- the Portfolio's portfolio turnover rate -- will vary from year to year depending on market conditions and the Portfolio's cash flows. The Portfolio's annual portfolio turnover rate is not expected to exceed 100%. The Portfolio's portfolio turnover rate for the years ended December 31, 1995 and 1994 was ____% and 21%, respectively.

SPECIAL INFORMATION
CONCERNING MASTER-FEEDER
FUND STRUCTURE
Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect, like investments in other investment companies and pooled investment vehicles. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio in the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers
Trust at (800) 422-6577.
     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the
Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.
     Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast all of its votes in the same proportion as the votes of its shareholders. The percentage of the Fund's votes representing the Fund's shareholders not voting will be voted by the Directors or officers of the Company in the same proportion as the Fund shareholders who do, in fact, vote.
     Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.
     The Fund may withdraw its investment from the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interest of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Directors of the Company would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.
     The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See INVESTMENT OBJECTIVE AND POLICIES - ADDITIONAL INVESTMENT LIMITATIONS for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.
     For descriptions of the management of the Portfolio, see MANAGEMENT OF THE COMPANY AND PORTFOLIO herein and INVESTMENT ADVISER and ADMINISTRATOR in the SAI. For descriptions of the expenses of the Portfolio, see
MANANGEMENT OF THE COMPANY AND PORTFOLIO herein.

                    PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after the Fund receives your request in proper form. If the Fund receives your request prior to the close of the New York Stock Exchange on a day on which the Exchange is open, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to 4 to 6 weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.

Purchase of Shares

Minimum Investments
-------------------
Initial Purchase (non-IRA):    $3,000

Additional Purchases:          $50

Initial Purchase - IRA:        $2,000

Additional Purchases:          $50



How to Purchase:
----------------
Mail           * To open an account, send your application and check to:
                     USAA Investment Management Company
                     9800 Fredericksburg Rd., San Antonio, TX 78288
               * To add to your account, send your check and the "Invest by
                 Mail" stub that accompanies your fund's transaction confirmation to the Transfer Agent:
                     USAA Shareholder Account Services
                     9800 Fredericksburg Rd., San Antonio, TX 78288
               * To exchange by mail, call 1-800-531-8448 for instructions.

In Person      * To open an account, bring your application and check to:
                     USAA Investment Management Company
                     USAA Federal Savings Bank
                     10750 Robert F. McDermott Freeway, San Antonio

Automatically  * Additional purchases on a regular basis can be deducted from
via              a bank account, paycheck, income-producing investment or from
Electronic       a USAA money market account.  Sign up for these services when
Funds            opening an account or call 1-800-531-8448 to add these
Transfer         services.
(EFT)          * Purchases through payroll deduction ($25 minimum each pay period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

Bank Wire      * To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
                     State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                     Attn:  USAA S&P 500 Index Fund
                     USAA AC-69384998
                     Shareholder(s) Name(s)_________________
                     Shareholder(s) Account Number___________________

Phone          * If you have an existing USAA account and would like to open a
1-800-531-8448   new account or if you would like to exchange to another USAA fund, call for instructions. The new account must have the same registration as your existing account.
               * To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                 Service.  Call for instructions.

Through a      * To open a new account through your USAA Asset Management
USAA AMA         Account, call USAA Brokerage Services at 1-800-531-8343.


                   REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated.
Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the New York Stock Exchange is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the Securities and Exchange Commission.

How to Redeem:
--------------
Written,       * Send your written instructions to:
Fax, or              USAA Shareholder Account Services
Telegraph            9800 Fredericksburg Rd., San Antonio,
TX 78288       * Send a signed fax to 800-292-8177, or send
                 a telegram to USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

Phone          * Call toll free 1-800-531-8448, in San Antonio, 210-456-7202.

     The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions.
Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number,
(2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

Through a      * Call USAA Brokerage Services at 1-800-531-8343
USAA AMA         for more information.



Methods of Payment:
-------------------
Bank Wire      * Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. The Transfer Agent deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

Automatically  * Systematic (regular) or intermittent (as-needed)
via EFT          redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

Check          *  A check payable to the registered shareholder(s) will
Redemption        be mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.

           CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified and the shareholder must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer.
You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.

COMPANY RIGHTS
The Company reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Company;
(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;
(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and adequate notice has been given to shareholders;
(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF
     SHARES in the SAI contains information on acceptable guarantors.

                        EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Short-Term Bond Fund, Tax Exempt Short-Term Fund, or any of the money market funds in the USAA Family of Funds.

                      OTHER SERVICES

INVESTMENT PLANS
Systematic Investment Plans - you may establish a systematic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month
(the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InvesTronic(registered trademark) - an automatic investment program for the purchase of additional shares through electronic funds transfer. The investor selects the day(s) each month that money is transferred from a checking or savings account.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA
(including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to automatically purchase shares in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
  i) a reinvested dividend, or
 ii) a payment you make under the InvesTronic(registered trademark), Direct Purchase Service, Automatic
     Purchase Plan, or Directed Dividends investment plans, or
iii) a redemption you make under the Systematic
     Withdrawal Plan.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual
Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or
Semiannual Report, or if you have any questions concerning any of the services offered.

                  SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the New York Stock
Exchange, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets), deducting liabilities, and dividing by the number of shares outstanding. The
Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Portfolio's Board of Trustees believes accurately reflects fair value.

           DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders quarterly. Any net capital gain generally will be distributed at least annually.  The Fund intends to make
such additional distributions as may be necessary to
avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions
are automatically reinvested, unless the shareholder
specifies otherwise.  The share price will be the net
asset value of the Fund shares computed on the ex-
dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend
or distribution.   Although in effect a return of
capital, these distributions are subject to taxes.
     USAA Shareholder Account Services (SAS)
automatically deducts a $10 annual account maintenance fee from the dividend income paid to each shareholder account. The $10 account maintenance fee is deducted at a rate of $2.50 per quarter from the dividend. If the dividend to be paid to an account is less than the fee to be deducted, sufficient shares may be redeemed from an account to make up the difference. The annual account maintenance fee may be changed upon not less than 30 days notice to account holders.
     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.
     In order to qualify as a regulated investment company under the Code, the Fund must satisfy certain requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of the Portfolio's assets and is entitled to the income of the Portfolio properly attributable to such share. As a partnership under the Code, the Portfolio does not pay
Federal income or excise taxes.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to capital gains tax, based on the difference between the cost of shares held and the price received upon sale.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.

      MANAGEMENT OF THE COMPANY AND PORTFOLIO

The business affairs of the Company are subject to the supervision of its Board of Directors, while the business affairs of the Portfolio are subject to the supervision of its Board of Trustees. No Director of the Company also serves as a Trustee of the Portfolio. For more information with respect to Directors of the Company and Trustees of the Portfolio, see DIRECTORS AND OFFICERS OF
THE COMPANY and TRUSTEES AND OFFICERS OF THE PORTFOLIO in the SAI.

INVESTMENT ADVISER
USAA Investment Management Company
The Manager serves as the manager and investment adviser of the Fund, providing services under a Management
Agreement. Under the Management Agreement, the Manager is responsible for monitoring the services provided to the Portfolio by Bankers Trust, subject to the authority of and supervision by the Board of Directors. The
Manager receives no fee for providing these monitoring services. In the event the Fund's Board of Directors determines it is in the best interests of the Fund's shareholders to withdraw its investment in the portfolio, the Manager would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of .10% of the Fund's ANA, accrued daily and paid monthly.
     The Manager, USAA Investment Management Company
(IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $_____ billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.
     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

Bankers Trust Company
At the present time, the Company seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as investment adviser. Mr. Frank Salerno, Managing Director of Bankers
Trust, is responsible for the day-to-day management of the Portfolio. Mr. Salerno has been employed at Bankers
Trust since prior to 1989 and has managed the Portfolio's assets since the Portfolio commenced operations.
     Bankers Trust, a New York banking corporation with executive offices at 280 Park Avenue, New York, New York
10017, is a wholly owned subsidiary of Bankers Trust New
York Corporation. Bankers Trust is a worldwide merchant bank that conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. Investment management is a core business of Bankers Trust with approximately $185 billion in assets under management. Of that total, approximately $72 billion are in U.S. equity index assets. When bond and international funds are included, Bankers Trust manages over $88 billion in total index assets. This makes
Bankers Trust one of the nation's leading managers of index funds.
     Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Company and the Portfolio described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws.
     Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objectives and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio.
Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The
Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.
     Under its Investment Advisory Agreement, Bankers
Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of .10% (before waiver) of the average daily net assets of the Portfolio.

ADMINISTRATOR
Under its Administration Agreement with the Fund, the Manager calculates the NAV of the Fund and generally assists the Board of Directors of the Company in all aspects of the administration and operation of the Fund. The Administration Agreement provides for the
Fund to pay the Manager a fee, computed daily and paid monthly, at the annual rate of .02% of the average daily net assets of the Fund. Under the Administration
Agreement with the Fund, the Manager may delegate one or more of its responsibilities to others, at the Manager's expense.
     Under an Administration and Services Agreement with the Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the rate of .05% (before waiver) of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, at Bankers Trust's expense. For more information see MANAGEMENT OF THE COMPANY AND PORTFOLIO in the SAI.

OPERATING EXPENSES
The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Manager or Bankers Trust, including administration and service fees, fees for necessary professional services, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers
Trust, including investment advisory and administration and services fees, fees for necessary professional services, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                     SERVICE PROVIDERS

Underwriter/Distributor
USAA Investment Management Company, 9800 Fredericksburg
Rd., San Antonio, Texas 78288, serves as the distributor of the Fund's shares.

Transfer Agent
USAA Shareholder Account Services, 9800 Fredericksburg
Rd., San Antonio, Texas 78288, serves as transfer agent of the Fund's shares.

Custodian
Bankers Trust serves as custodian of the Fund's and the Portfolio's assets.

Legal Counsel
Goodwin, Procter & Hoar, Exchange Place, Boston,
Massachusetts 02109, serves as counsel to the Fund.
Willkie Farr & Gallagher,  One Citicorp Center, 153 East
53rd Street, New York, New York 10022-4669, serves as counsel to the Portfolio.

Independent Accountants
_________________________ has been selected as Independent Accountants for the Fund. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105, has been selected as the Independent Accountants for the Portfolio.

                   DESCRIPTION OF SHARES

The Company is an open-end management investment company incorporated under the laws of the State of Maryland on October 14, 1980. The Company is authorized to issue shares in separate classes, or Funds. The Fund described in this Prospectus is being offered to the public. The
Fund is classified as a diversified investment company.
Under the Company's charter, the Board of Directors is authorized to create new Funds in addition to those already existing without approval of the shareholders of the Company.
     Under provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share
(with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual fund, a separate vote of the shareholders of that fund is required.
     The Portfolio, in which all the Assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of
Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself was unable to meet its obligations. Accordingly, the Company's Directors believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

                  ADDITIONAL INFORMATION

Repurchase Agreements - In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of securities lent had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

Securities Lending - The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors.

Rule 144A Securities - The Portfolio may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under Securities and Exchange
Commission (SEC) Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers
Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

When-Issued and Delayed Delivery Securities - The
Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The
Portfolio maintains with the custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

Options on Stocks - The Portfolio may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligated the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Portfolio owns the underlying stock, sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or the possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock. A put option sold by the Portfolio is covered when, among other things, cash or liquid securities are place in a segregated account to fulfill the obligations undertaken.
     To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may make a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased.
     The Portfolio intends to treat over-the-counter options (OTC Options) purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in INVESTMENT RESTRICTIONS in the SAI.

Options on Stock Indexes - The Portfolio may purchase and write put and call options on stock indexes listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.
     Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed
"index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple.
The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.
     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.
Accordingly, successful use by the Portfolio of options on stock indexes will be subject to Bankers
Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Stock Indexes - The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (Futures Contracts).
This investment technique is designed only to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures
Contract may also be entered into to close out or offset an existing futures position.
     In general, each transaction in Futures Contracts involves the establishing of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.
     Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contracts and the equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.
     Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures
Contracts written for the Portfolio. The Portfolio will not enter into any Futures Contracts or Options on Futures
Contracts if immediately thereafter its margin deposits on its outstanding Futures Contracts and premiums paid on outstanding Options on Futures Contracts owned by the Portfolio would exceed 5% of the market value of the Portfolio's total assets.

Options on Futures Contracts - The Portfolio may invest in options on such Futures Contracts for similar purposes.

Asset Coverage - To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated account with the Portfolio's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.


       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 210-456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 210-456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 210-498-8066

      MUTUAL FUND TOUCHLINE(registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 210-498-8777




                          Part B




        Statement of Additional Information for the

                    S&P 500 Index Fund

                    is included herein








(Logo of        USAA                              STATEMENT OF
USAA Eagle      MUTUAL                            ADDITIONAL INFORMATION
appears here)   FUND, INC.                        May 1, 1996

----------------------------------------------------------------------------

                     USAA MUTUAL FUND, INC.
                       S&P 500 Index Fund

USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of eight no-load mutual funds, one of which is described in this Statement of Additional Information
(SAI): the S&P 500 Index Fund. The Fund is classified as a diversified investment company and has its own investment objective designed to meet its investment goals.

     As described in the Prospectus, the Company seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in an open-end management investment company having the same investment objective as the Fund. The investment company is the Equity 500 Index Portfolio (the Portfolio) advised by Bankers Trust Company (Bankers Trust).

     Since the investment characteristics of the Fund will correspond directly to those of the Portfolio in which the Fund invests all of its investable assets, the following includes a discussion of the various investments of and techniques employed by the Portfolio.

     A Prospectus for the Fund dated May 1, 1996, which provides the basic information you should know before investing in the Fund, may be obtained without charge upon written request to USAA Mutual Fund, Inc., 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling toll free 1-800-531-8181. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Fund, and should be read in conjunction with the Fund's Prospectus.


----------------------------------------------------------------------------


                        TABLE OF CONTENTS



   Page
      2   Valuation of Securities
      2   Additional Information Regarding Redemption of Shares
      3   Investment Plans
      4   Investment Policies
      8   Investment Restrictions
     11   Portfolio Transactions and Brokerage Commissions
     12   Further Description of Shares
     13   Tax Considerations
     14   Directors and Officers of the Company
     17   Trustees and Officers of the Portfolio
     18   Investment Adviser
     19   Administrator
     20   General Information
     21   Calculation of Performance Data
     22   Appendix A - Comparison of Portfolio Performance
     24   Appendix B - Dollar-Cost Averaging


                     VALUATION OF SECURITIES

Shares of the Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of the Fund is equal to the current net asset value (NAV) per share. The NAV per share of the Fund is calculated by adding the value of the Fund's assets (i.e., the value of its investments in the Portfolio and other assets), deducting liabilities, and dividing by the number of shares outstanding.

     The Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange
(NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The Portfolio values its equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market value.
Other assets are valued at fair value using methods determined in good faith by the Portfolio's Board of Trustees.

      ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of a shareholder's investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in the Portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Fund and the Portfolio each reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's NAV, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Fund and the Portfolio each have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund and the Portfolio each are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund or the Portfolio, as the case may be, at the beginning of the period.

     The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of such Portfolio, and in no case will they receive a security issued by the Portfolio.

     The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to the last known address of the shareholder.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission
(SEC) so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Fund, a guarantee of signature may be required by the Company. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                        INVESTMENT PLANS

The following investment plans are made available by the Company to shareholders of the Fund. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

Systematic Purchase of Shares

InvesTronic(registered trademark) - an automatic investment program for the purchase of additional shares through electronic funds transfer. The investor selects the day(s) each month that money is transferred from a checking or savings account. By completing an application, which may be obtained from the Manager, you invest a specific amount each month ($50 minimum) in any of your accounts.

Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000, with a monthly transaction minimum of $50. The minimum initial investment requirement for the other USAA mutual fund must be satisfied before the first transfer.

Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

     Participation in these systematic purchase plans will permit a shareholder to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see
Appendix B.

Systematic Withdrawal Plan

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a net asset value of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, shareholders may choose to have withdrawals electronically deposited at their bank or other financial institution. They may also elect to have checks mailed to a designated address.

     Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. The shareholder may terminate participation in the plan at any time. There is no charge to the shareholder for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. Any additional expenses of administering the plan will be borne by the Manager.

     Withdrawals will be made by redeeming full and fractional shares on the date selected by the shareholder at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of a shareholder's investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, shareholders should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on the shareholder's income tax return.
Therefore, a shareholder should keep an accurate record of any gain or loss on each withdrawal.

Tax-Deferred Retirement Plans

Federal taxes on current income may be deferred if an investor qualifies for certain types of retirement programs. For the convenience of the investor, the following plans are made available by the Manager: IRA (including SEP/IRA) and 403(b)(7) accounts. The minimum initial investment in each of these plans is $2,000. Subsequent investments of $50 or more per account may be made at any time. Investments may be made in one or any combination of the Funds described in the Prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Rd., San Antonio, TX 78288. State Street Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the proceeds of a distribution closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between the investor and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. Detailed information about the plans may be obtained from the Manager.

                       INVESTMENT POLICIES

The investment objective of the Fund is described in the Fund's
Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

     The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Company may withdraw a Fund's investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interest of the Fund to do so.

     Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

     CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Bankers Trust anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Bankers Trust will monitor the liquidity of Rule 144A securities in the Portfolio's portfolio holdings under the supervision of the Portfolio's Board of Trustees. In reaching liquidity decisions, Bankers Trust will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     LENDING OF PORTFOLIO SECURITIES. The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Bankers Trust, Signature Financial Group (SFG), Sub-Administrator to the Portfolio, or their affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Portfolio's Board of Trustees must terminate the loan and regain the right to vote the securities.

 FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     GENERAL. The successful use of such instruments draws upon Bankers Trust's skill and experience with respect to such instruments. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

     FUTURES CONTRACTS. The Portfolio may enter into contracts based on financial indices such as the S&P 500. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment (initial deposit). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. In addition, futures contracts entail risks. Although Bankers Trust believes that use of such contracts will benefit the Portfolio, if Bankers Trust's investment judgment is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract.

     OPTIONS ON FUTURES CONTRACTS. The Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to the price of the futures contract upon which it is based, it may or may not be less risky than ownership of the futures contract. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities.

     The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Board of Trustees of the Portfolio has adopted the requirement that futures contracts and options on futures contracts be used only as a hedge and not for speculation. In addition, the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

     OPTIONS ON SECURITIES. The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities (covered options) in an attempt to increase income. However, the Portfolio may forego the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

     When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the exercise price) by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price.
By writing a covered call option, the Portfolio foregoes, in exchange for the premium less the commission (net premium), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

     When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

     The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

     When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

     The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (protective puts) or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio securities, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     The Portfolio has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the Code), for qualification as a regulated investment company.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     The Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Bankers Trust will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolios' Trustees.

     OPTIONS ON SECURITIES INDICES. In addition to options on securities, the Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

     Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if Bankers Trust believes the option can be closed out.

     Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless Bankers Trust believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

     Price movements in a Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, Bankers Trust may be forced to liquidate portfolio securities to meet settlement obligations.

                     INVESTMENT RESTRICTIONS

Certain investment restrictions of the Fund and the Portfolio have been adopted as fundamental policies of the Fund or Portfolio, as the case may be. A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. Majority of the outstanding voting securities under the Investment Company Act of 1940, as amended (the 1940 Act), and as used in this SAI and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio, as the case may be, present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio, as the case may be, are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio, as the case may be. Whenever the Company is requested to vote on a fundamental policy of the Portfolio, the Company will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Directors of the Company in the same proportion as the Fund shareholders who do, in fact, vote.

     As a matter of fundamental policy, the Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940 Act)) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets
     (including the amount borrowed) less liabilities (other than borrowings).

 (3) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

 (4) Issue senior securities, except as permitted under the 1940 Act.

 (5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

     As a matter of fundamental policy, the Portfolio may not:

     (1) borrow money or mortgage or hypothecate assets of the Portfolio, except that in an amount not to exceed 1/3 of the current value of the Portfolio's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" below. (As an operating policy, the Portfolio may not engage in dollar roll transactions);

     (2) underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

     (3) make loans to other persons except: (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of the Portfolio's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately (under current regulations, the Portfolio's fundamental policy with respect to 20% risk weighing for financial institutions prevent the Portfolio from engaging in securities lending);

     (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the
Portfolio) may hold and sell, for the Portfolio's portfolio, real estate acquired as a result of the Portfolio's ownership of securities;

     (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry; and

     (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     As an operating policy the Portfolio will not invest in another open-end registered investment company.

     STATE AND FEDERAL RESTRICTIONS. In order to comply with certain state and Federal statutes and policies the Fund and the Portfolio will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

     (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Fund's (Portfolio's) total assets (taken at cost), except that the Fund (Portfolio) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

     (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's (Portfolio's) total assets
          (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

    (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

      (v) invest for the purpose of exercising control or management;

     (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund (Portfolio) if such purchase at the time thereof would cause (a) more than 10% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (Portfolio); provided further that, except in the case of merger or consolidation, the Fund (Portfolio) shall not purchase any securities of any open-end investment company;

    (vii) invest more than 15% of the Fund's (Portfolio's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Directors of the Company (Board of Trustees of the Portfolio) to be liquid);

   (viii) invest more than 15% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) in (a) securities (including Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Fund's (Portfolio's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

     (ix) invest more than 10% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;

      (x) purchase securities of any issuer if such purchase at the time thereof would cause the Fund (Portfolio) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

     (xi) with respect to 75% of its assets, invest more than 5% of its total assets in the securities
          (excluding U.S. Government securities) of any one issuer;

    (xii) purchase or retain in the Fund's (Portfolio's) portfolio securities any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Company (or Trustee of the Portfolio), or is an officer or partner of the Manager (or Bankers Trust), if after the purchase of the securities of such issuer for the Fund (Portfolio) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

   (xiii) invest more than 5% of the Fund's (Portfolio's) net assets in warrants (valued at the lower of cost or market), but not more than 2% of the Fund's (Portfolio's) net assets may be invested in warrants not listed on the New York Stock Exchange Inc. (the "NYSE") or the American Stock Exchange;

    (xiv) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's (Portfolio's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Fund (Portfolio) has no current intention to engage in short selling);

     (xv) with respect to put options written by the Fund
          (Portfolio), the obligations underlying such put options shall not exceed 5% of the Fund's (Portfolio's) net assets;

    (xvi) the aggregate premiums on all options written or purchased by a Fund (Portfolio) must not exceed
          20% of the Fund's (Portfolio's) net assets;

   (xvii) the aggregate margin deposits on all futures or options thereon must not exceed 5% of the Fund's
          (Portfolio's) total assets;

  (xviii) no more than 5% of the Fund's (Portfolio's) assets may be invested in options which are not entered into for hedging purposes, or the obligations of which are not covered by cash or securities;

    (xix) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's (Portfolio's) aggregate investment in such classes of securities will exceed 5% of its total assets;

     (xx) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund (Portfolio) and the option is issued by the Options Clearing
          Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S.
          securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's
          (Portfolio's) net assets; (c) the securities subject to the exercise of the call written by the Fund (Portfolio) must be owned by the Fund (Portfolio) at the time the call is sold and must continue to be owned by the Fund (Portfolio) until the call has been exercised, has lapsed, or the Fund (Portfolio) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's
          (Portfolio's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund (Portfolio) establishes a segregated account with its custodian consisting of cash or short-term U.S.
          Government securities equal in value to the amount the Fund (Portfolio) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund (Portfolio) has purchased a closing put, which is a put of the same series as the one previously written); and

    (xxi) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's (Portfolio's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's (Portfolio's) total assets.

     The Fund will comply with the state securities laws and regulations of all states in which it is registered. The
Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.


        PORTFOLIO TRANSACTIONS and BROKERAGE COMMISSIONS

Bankers Trust is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by Bankers Trust with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     Bankers Trust seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. Bankers Trust reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     Bankers Trust is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

     Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, Bankers Trust may consider sales of shares of the Fund and of investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

     Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

     Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

     Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to Bankers Trust, it is the opinion of the management of the Portfolio that such information is only supplementary to Bankers Trust's own research effort, since the information must still be analyzed, weighed and reviewed by Bankers Trust's staff. Such information may be useful to Bankers Trust in providing services to clients other than the Portfolios', and not all such information is used by Bankers Trust in connection with the Portfolio. Conversely, such information provided to Bankers Trust by brokers and dealers through whom other clients of Bankers Trust effect securities transactions may be useful to Bankers Trust in providing services to the Portfolio.

     In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of Bankers Trust's other clients. Investment decisions for the Portfolio and for Bankers Trust's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio in concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

     For the years ended December 31, 1995, 1994, and 1993, the
Portfolio paid brokerage commissions in the amount of $________, $97,069, and $63,408, respectively.

                  FURTHER DESCRIPTION OF SHARES

The Company is authorized to issue shares in separate classes, or Funds. Eight such Funds have been established, one of which is described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval.

     The assets of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board of Directors.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information in order to obtain signatures to request a special shareholder meeting. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 25% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of the Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                       TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, the Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, the Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test), (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the 30% test), and (3) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve month period ending on October 31, and (3) any prior amounts not distributed. The Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges the shares before he has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

     The Portfolio is not subject to Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

     Distributions received by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for Federal income tax purposes, except that: (i) gain will be recognized to the extent that any cash distributed exceeds the Fund's basis in its interest in the Portfolio prior to the distribution; (ii) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; and (iii) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. The Fund's basis in its interest in the Portfolio generally will equal the amount of cash and the basis of any property which the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

     Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

              DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800
Fredericksburg Rd., San Antonio, TX 78288.

M. Staser Holcomb 1, 2
Director and Chairman of the Board of Directors
Age: 63

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/96-present); Executive Vice President, Chief Information Officer, United Services Automobile Association (USAA) (2/94-12/95); Executive Vice President, Chief Financial Officer, USAA and President, Director and Vice Chairman of the Board of Directors, USAA Capital Corporation (9/91-1/94); and Executive Vice President, Property & Casualty Operations, USAA (1/90-8/91). Mr. Holcomb also will serve as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

Michael J.C. Roth 1, 2
Director, President and Vice Chairman of the Board of Directors
Age: 54

Chief Executive Officer, IMCO (10/93-present); President, Director and Vice Chairman of the Board of Directors, IMCO (1/90-present); Director, USAA Federal Savings Bank (12/83-8/91). Mr. Roth currently serves as President, Trustee and Vice Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Tax Exempt Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Director and Vice President
Age: 61

Senior Vice President, Investments, IMCO (10/85-present); Director, BHC Financial, Inc. and BHC Securities, Inc. (1/87-present). Mr. Saunders currently serves as Trustee and Vice President of USAA Investment Trust and USAA State Tax-Free Trust, Director and Vice President of USAA Tax Exempt Fund, Inc., Director of IMCO, as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

George E. Brown 3, 4, 5
5829 Northgap Drive
San Antonio, TX  78239
Director
Age: 77

Retired.  Mr. Brown currently serves as a Trustee of USAA
Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Howard L. Freeman, Jr. 2, 3, 5
2710 Hopeton
San Antonio, TX  78230
Director
Age: 60

Assistant General Manager for Finance, San Antonio City Public
Service Board (1976-present).  Mr. Freeman currently serves as a
Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director
Age: 52

Vice President, Beldon Roofing and Remodeling (1985-present).
Mr. Zucker currently serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax
Exempt Fund, Inc.

Barbara B. Dreeben 3, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 50

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-present); Merchandise Manager, Nancy Harkins Stationer (7/82-8/91). Mrs. Dreeben currently serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Michael D. Wagner 1
Secretary
Age: 47

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and currently serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services, Secretary, USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc. and as Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Alex M. Ciccone 1
Assistant Secretary
Age: 46

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); Vice President, Compliance, IMCO (12/91-5/94); Vice President, Compliance, Fund Management Co. (10/89-11/91); and Vice President, Compliance, AIM Distributors, Inc. (4/82-11/91). Mr. Ciccone currently serves as Assistant Secretary of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.

Sherron A. Kirk 1
Treasurer
Age: 50

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92-10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92); Assistant Vice President, Real Estate Accounting, USAA Real Estate Company (5/90-7/91). Mrs. Kirk currently serves as Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.

Dean R. Pantzar 1
Assistant Treasurer
Age: 36

Executive Director, Mutual Fund Accounting, IMCO (10/95-present);
Director, Mutual Fund Accounting, IMCO (12/94-10/95); Senior
Manager, KPMG Peat Marwick LLP (7/88-12/94). Mr. Pantzar currently serves as Assistant Treasurer of USAA Investment Trust,
USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.

-----------------
 1   Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered
     "interested persons" under the 1940 Act.
 2   Member of Executive Committee
 3   Member of Audit Committee
 4   Member of Pricing and Investment Committee
 5   Member of Corporate Governance Committee

Directors and Officers of the Company, cont.

     Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager: Josue Robles, Jr., Senior Vice President, Chief Financial Officer/Controller, USAA; Bradford W. Rich, Senior Vice President, General Counsel and Secretary, USAA; Harry W. Miller, Senior Vice President, Investments (Equity); and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended July 31, 1995.

 Name                        Aggregate        Total Compensation
  of                       Compensation          from the USAA
Director                 from the Company     Family of Funds (c)
--------                 ----------------     -------------------
C. Dale Briscoe*              $4,612                $18,500
George E. Brown (a)            4,612                 18,500
Barbara B. Dreeben             4,612                 18,500
Howard L. Freeman, Jr.         4,612                 18,500
Hansford T. Johnson*           None (b)              None (b)
Michael J.C. Roth              None (b)              None (b)
John W. Saunders, Jr.          None (b)              None (b)
Richard A. Zucker              4,612                 18,500
----------------
 * Effective January 1, 1996, M. Staser Holcomb replaced Hansford T. Johnson as Director and Chairman of the
     Board of Directors and C. Dale Briscoe retired from the Board of Directors.

(a) The USAA Family of Funds has accrued deferred compensation for Mr. Brown in an amount (plus earnings thereon) of $20,481. The compensation was deferred by Mr. Brown pursuant to a non-qualified Deferred Compensation Plan, under which deferred amounts accumulate interest quarterly based on the annualized U.S. Treasury Bill rate in effect on the last day of the quarter. Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the USAA Funds until paid. The Deferred Compensation Plan was terminated in 1988 and no compensation has been deferred by any Director/Trustee of the USAA Family of Funds since the Plan was terminated.

(b)  Hansford T. Johnson, Michael J.C. Roth, and John W.
     Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(c) At July 31, 1995, the USAA Family of Funds consisted of 4 registered investment companies offering 29 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of five funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

     All of the above Directors are also Directors/Trustees of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of ________________________, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.


             TRUSTEES AND OFFICERS OF THE PORTFOLIO

The Trustees and officers of the Portfolio and their principal occupations during the past five years are set forth below.
Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer is 6
St. James Avenue, Boston, Massachusetts.

     PHILIP SAUNDERS, JR. - Trustee (Age:    ); Principal, Philip
Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

     CHARLES P. BIGGAR - Trustee (Age:_____); Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

     S. LELAND DILL - Trustee (Age:_____); Retired; Director, Coutts & Co. Trust Holdings Limited and Coutts & Co. (U.S.A.) International; Director, Zweig Cash Fund and Zweig Series Trust; formerly, Partner of KPMG Peat Marwick, Mitchell & Co.; Director, Vintners International Company, Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

     PHILIP W. COOLIDGE - Trustee and President (Age:_____);
Chairman, Chief Executive Officer and President, Signature Financial Group (SFG) (since December, 1988) and Signature (since April, 1989).

     JOHN R. ELDER - Treasurer (Age:    ); Vice President, SFG
(since April, 1995); Treasurer, Phoenix Family of Mutual Funds
(prior to April, 1995); Audit Manager, Price Waterhouse (prior to
1983).

     DAVID G. DANIELSON - Assistant Treasurer (Age:_____);
Assistant Manager, SFG (since May, 1991); Graduate Student, Northeastern University (from April, 1990 to March, 1991); Tax Accountant & Systems Analyst, Putnam Companies (prior to March, 1990).

     JAMES S. LELKO, JR. - Assistant Treasurer (Age:_____); Assistant Manager, SFG (since January 1993); Senior Tax Compliance Accountant, Putnam Investments (prior to December 1992).

     BARBARA M. O'DETTE - Assistant Treasurer (Age:_____); Assistant Treasurer, SFG (since December, 1988); Assistant Treasurer, Signature (since April, 1989).

     DANIEL E. SHEA - Assistant Treasurer (Age:_____); Assistant
Manager, SFG (since November 1993); Supervisor and Senior
Technical Advisor, Putnam Investments (prior to November 1993).

     THOMAS M. LENZ - Secretary (Age:_____); Vice President and Associate General Counsel, SFG (since November,
1989); Assistant Secretary, Signature (since February, 1991);
Attorney, Ropes & Gray (prior to November, 1989).

     LINDA T. GIBSON - Assistant Secretary (Age:_____); Legal Counsel and Assistant Secretary, SFG (since May, 1992); Assistant Secretary, Signature (since October, 1992); student, Boston University School of Law (September, 1989 to May, 1992); Product Manager, SFG (January, 1989 to September, 1989).

     MOLLY S. MUGLER - Assistant Secretary (Age:_____); Legal
Counsel and Assistant Secretary, SFG (since December, 1988);
Assistant Secretary, Signature (since April, 1989).

     ANDRES E. SALDANA - Assistant Secretary (Age:_____); Legal Counsel, SFG (since November, 1992); Assistant Secretary, Signature (since September, 1993); Attorney, Ropes & Gray (September, 1990 to November, 1992); student, Yale Law School (September, 1987 to May, 1990).

     No person who is an officer or director of Bankers Trust is an officer or Trustee of the Portfolio. No director, officer or employee of SFG or any of its affiliates will receive any compensation from the Portfolio for serving as an officer or Trustee of the Portfolio. The Portfolio and certain other investment companies advised by Bankers Trust (the Fund Complex) collectively pay each Trustee who is not a director, officer or employee of Bankers Trust, SFG, or any of their affiliates an annual fee of $10,000, respectively, per annum plus $500, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses.

     For the year ended December 31, 1995, the Portfolio accrued
Trustees fees equal to $______________.

     The following table reflects fees paid to the Trustees of the Portfolio for the year ended December 31, 1995.

                   TRUSTEE COMPENSATION TABLE

                              Pension or
                              Retirement
                               Benefits
                              Accrued as
Name of          Aggregate     Part of   Estimated Annual  Total Compensation
Person,        Compensation   Portfolio   Benefits upon     from Fund Complex
Position       from Portfolio  Expenses     Retirement       Paid to Trustees
--------       --------------  --------     ----------       ----------------
Philip W. Coolidge    none       none          none                none
Trustee

Charles P. Biggar     _____      none          none              $12,000
Trustee

S. Leland Dill        _____      none          none              $12,000
Trustee

     Bankers Trust reimbursed the Portfolio for a portion of their Trustees fees for the period above. See Investment Adviser and Administrator below.

                       INVESTMENT ADVISER

As described in the Fund's Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing the services under the Management Agreement. The Manager, organized in May 1970, has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

     In addition to the services it provides under the Management Agreement, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Investment Trust, USAA Tax
Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life
Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $_____ billion, of which approximately $______ billion were in mutual fund portfolios.

     Under the Management Agreement, the Manager presently monitors the services provided by Bankers Trust to the Portfolio. The Manager receives no fee for providing these monitoring services. In the event the Fund's Board of Directors determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Portfolio, the Manager would become responsible for directly managing the assets of the Fund.
In such event, the Fund would pay the Manager an annual fee of .10% of the Fund's ANA, accrued daily and paid monthly.

     The Management Agreement will remain in effect until April 30, 1998 for the Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     Under the terms of the Management Agreement, the Manager is required to reimburse the Fund in the event that the total annual expenses, inclusive of the management fees, but exclusive of the interest, taxes, brokerage fees and extraordinary items, incurred by the Fund exceeds any applicable state expense limitation. At the current time, the most restrictive expense limitation is 2.5% of the first $30,000,000 of average net assets (ANA), 2% of the next $70,000,000 ANA, and 1.5% of the remaining ANA.

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by the Fund. The Manager has voluntarily agreed to limit the annual expenses of the Fund to
 .18% of the Fund's ANA until May 1, 1997 and will reimburse the Fund for all expenses in excess of such limitation. After May 1, 1997, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

     Under the terms of the Portfolio's investment advisory agreement with Bankers Trust (the Advisory Agreement), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objective, restrictions and policies; (iii) make investment decisions for the Portfolio; and
(iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

     Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Fund and the Portfolio each bear certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Directors of the Company who are not officers, directors or employees of Bankers Trust, SFG, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Portfolio or Directors of the Company; and any extraordinary expenses.

     For the years ended December 31, 1995 and 1994, Bankers Trust accrued $_____________ and $428,346, respectively, in compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $___________ and $249,230, respectively, to the Portfolio to cover expenses.

     Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or and such affiliate.

     The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.

                          ADMINISTRATOR

Under the terms of the Fund's administration agreement with the Manager, the Manager is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Fund. The Manager will generally assist in all aspects of the Fund's operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide monitoring reports and assistance regarding compliance with its Articles of Incorporation, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Pursuant to a sub-administration agreement between the Manager, Bankers Trust and Investors Fiduciary Trust Company
(IFTC) (the Sub-Administration Agreement), IFTC performs such sub-administration duties for the Fund as from time to time may be agreed upon by the Manager, Bankers Trust and IFTC. The Sub-Administration Agreement provides that IFTC will receive such compensation from Bankers Trust as from time to time may be agreed upon by the Manager, Bankers Trust and IFTC.

     Under the administration and services agreement between the Portfolio and Bankers Trust, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deems necessary for the proper administration of the Portfolio. Bankers Trust will generally assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Pursuant to a sub-administration agreement between Bankers
Trust and SFG (the Sub-Administration Agreement), SFG performs such sub-administration duties for the Portfolio as from time to time may be agreed upon by Bankers Trust and SFG. The
Sub-Administration Agreement provides that Signature will receive such compensation as from time to time may be agreed upon by SFG and Bankers Trust. All such compensation will be paid by Bankers Trust.

     For the years ended December 31, 1995 and 1994, Bankers
Trust received $_____________ and $214,173, respectively, in compensation for administrative and other services provided to the Portfolio.

     The Manager has agreed that if in any year the aggregate expenses of the Fund (including fees pursuant to the investment advisory agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Manager will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this SAI, the most restrictive annual expense limitation applicable to the Fund is 2.5% of the Fund's first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets and 1.5% of the remaining average annual net assets.

                       GENERAL INFORMATION

Underwriter

The Company has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

Transfer Agent

USAA Shareholder Account Services (SAS) performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company.

Custodian

The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investment in the Portfolio. Bankers Trust serves as custodian for both the Fund and the Portfolio. As custodian, it holds both the Fund's and the Portfolio's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Counsel

Goodwin, Procter & Hoar, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus. Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as counsel to the Portfolio.

Independent Accountant

_____________________ has been selected as the Independent
Accountants for the Fund.  Coopers & Lybrand L.L.P., 1100
Main Street, Suite 900, Kansas City, Missouri 64105, has been selected as Independent Accountants for the Portfolio.


                 CALCULATION OF PERFORMANCE DATA

Information regarding the total return of the Fund is provided under Performance Information in its Prospectus. See Valuation of Securities herein for a discussion of the manner in which the Fund's price per share is calculated.

Total Return

The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)^n = ERV

     Where:      P  =    a hypothetical initial payment of $1,000
                 T  =    average annual total return
                 n  =    number of years
               ERV  =    ending redeemable value of a hypothetical
                         $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the year or period

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

           APPENDIX A - COMPARISON OF FUND PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Fund contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include the following:

AAII Journal, a monthly association magazine for members of the American Association of Individual Investors.

Arizona Republic, a newspaper which may cover financial and investment news.

Austin American-Statesman, a newspaper which may cover financial news.

Bank Rate Monitor, a service which publishes rates on various bank products such as CDs, MMDAs and credit cards.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

Chicago Tribune, a newspaper which may cover financial news.

Consumer Reports, a monthly magazine which from time to time reports on companies in the mutual fund industry.

Dallas Morning News, a newspaper which may cover financial news.

Denver Post, a newspaper which may quote financial news.

Financial Planning, a monthly magazine which may periodically review mutual fund companies.

Financial Services Week, a weekly newspaper which covers financial news.

Financial World, a monthly magazine that periodically features companies in the mutual fund industry.

Forbes, a national business publication that periodically reports the performance of companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Fund Action, a mutual fund news report.

Houston Chronicle, a newspaper which may cover financial news.

Houston Post, a newspaper which may cover financial news.

IBC/Donoghue's Moneyletter, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

IBC's Money Market Insight, a monthly money market industry analysis prepared by IBC USA, Inc.

Income and Safety, a monthly newsletter that rates mutual funds.

InvesTech, a bimonthly investment newsletter.

Investment Advisor, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

Investment Company Institute, the national association of the American investment company industry.

Investor's Business Daily, a newspaper which covers financial news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Fixed Income Fund Performance
Analysis, a monthly publication of industry-wide mutual fund performance averages by type of fund.

Lipper Analytical Services, Inc.'s Mutual Fund Performance
Analysis, a monthly publication of industry-wide mutual fund averages by type of fund.

Los Angeles Times, a newspaper which may cover financial news.

Louis Rukeyser's Wall Street, a publication for investors.

Medical Economics, a monthly magazine providing information to the medical profession.

Money, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

Money Fund Report, a weekly publication of the Donoghue
Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Taxable First Tier Fund Average."

Morningstar 5 Star Investor, a monthly newsletter which covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service which tracks open-end mutual funds).

Mutual Fund Forecaster, a monthly newsletter that ranks mutual funds.

Mutual Fund Investing, a newsletter covering mutual funds.

Mutual Fund Performance Report, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

Mutual Funds Magazine, a monthly publication reporting on mutual fund investing.

Mutual Fund Source Book, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

Mutual Fund Values, a biweekly guidebook to mutual funds produced by Morningstar, Inc.

Newsweek, a national business weekly.

New York Times, a newspaper which may cover financial news.

No Load Fund Investor, a newsletter covering companies in the mutual fund industry.

Personal Investor, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

San Antonio Business Journal, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

San Antonio Express-News, a newspaper which may cover financial news.

San Francisco Chronicle, a newspaper which may cover financial news.

Smart Money, a monthly magazine featuring news and articles on investing and mutual funds.

USA Today, a newspaper which may cover financial news.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which covers financial news.

Washington Post, a newspaper which may cover financial news.

Weisenberger Mutual Funds Investment Report, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

Worth, a magazine which covers financial and investment subjects including mutual funds.

Your Money, a monthly magazine directed toward the novice investor.

     In addition to the sources above, performance of the Fund may also be tracked by Lipper Analytical Services, Inc. The Fund will be compared to Lipper's appropriate fund category according to fund objective and portfolio holdings. The S&P 500 Index Fund will be compared to funds in Lipper's S&P 500 Index Objective category. Footnotes in advertisements and other marketing literature will include the time period applicable for any ranking used.

     Other sources for total return and other performance data which may be used by the Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment
Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

               APPENDIX B - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.

                             HOW DOLLAR-COST AVERAGING WORKS

                          $100 Invested Regularly for 5 Periods

                                       Market Trend
             ---------------------------------------------------------------

                   Down                   Up                     Mixed
             -------------------    ------------------     -----------------
             Share      Shares      Share     Shares       Share    Shares
Investment   Price     Purchased    Price    Purchased     Price   Purchased
             -------------------    ------------------     -----------------
  $100         10        10           6        16.67        10        10
   100          9        11.1         7        14.29         9        11.1
   100          8        12.5         7        14.29         8        12.5
   100          8        12.5         9        11.1          9        11.1
   100          6        16.67       10        10           10        10
   ---         --        -----       --        -----        --        -----
  $500      ***41        62.77    ***39        66.35     ***46        54.7
            *Avg. Cost:  $7.97   *Avg. Cost:   $7.54     *Avg. Cost:  $9.14
                         -----                 -----                  -----
          **Avg. Price:  $8.20 **Avg. Price:   $7.80   **Avg. Price:  $9.20
                         -----                 -----                  -----

           * Average Cost is the total amount invested divided by shares purchased.
          ** Average Price is the sum of the prices paid divided by number of purchases.
         *** Cumulative total of share prices used to compute average prices.


28083-0596






                     USAA MUTUAL FUND, INC.


PART C.   OTHER INFORMATION
          -----------------

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

     Financial Statements included in Parts A and B (Prospectuses and Statement of Additional Information) of this Registration Statement:

          With respect to the S&P 500 Index Fund, the Unaudited Financial Statements to be included in Part B will be filed by amendment.

          With respect to the Equity 500 Index Portfolio, the Audited Financial Statements to be included in Part B will be filed by amendment.

     (b)  Exhibits:

Exhibit No. Description of Exhibits
----------  -----------------------
     1    (a)  Articles of Incorporation dated October 10, 1980 (1)
          (b)  Articles of Amendment dated January 14, 1981 (1)
          (c)  Articles Supplementary dated July 28, 1981 (1)
          (d)  Articles Supplementary dated November 3, 1982 (1)
          (e)  Articles of Amendment dated May 18, 1983 (1)
          (f)  Articles Supplementary dated August 8, 1983 (1)
          (g)  Articles Supplementary dated July 27, 1984 (1)
          (h)  Articles Supplementary dated November 5, 1985 (1)
          (i)  Articles Supplementary dated January 23, 1987 (1)
          (j)  Articles Supplementary dated May 13, 1987 (1)
          (k)  Articles Supplementary dated January 25, 1989 (1)
          (l)  Articles Supplementary dated May 2, 1991 (1)
          (m)  Articles Supplementary dated November 14, 1991 (1)
          (n)  Articles Supplementary dated April 14, 1992 (1)
          (o)  Articles Supplementary dated November 4, 1992 (1)
          (p)  Articles Supplementary dated March 23, 1993 (1)
          (q)  Articles Supplementary dated May 5, 1993 (1)
          (r)  Articles Supplementary dated November 8, 1993 (1)
          (s)  Articles Supplementary dated January 18, 1994 (1)
          (t)  Articles Supplementary dated November 9, 1994 (1)
          (u)  Articles Supplementary dated November 8, 1995 (2)
          (v)  Articles Supplementary dated February 6, 1996 (filed herewith)

     2         Bylaws, as amended February 6, 1996 (filed herewith)

     3         Voting trust agreement - Not Applicable

     4         Specimen certificates for shares of
          (a)  Growth Fund (1)
          (b)  Income Fund (1)
          (c)  Money Market Fund (1)
          (d)  Aggressive Growth Fund (1)
          (e)  Income Stock Fund (1)
          (f)  Growth & Income Fund (1)
          (g)  Short-Term Bond Fund (1)
          (h)  Form of S&P 500 Index Fund (filed herewith)

     5    (a)  Advisory Agreement dated September 21, 1990 (1)
          (b)  Letter Agreement dated June 1, 1993 adding Growth
                & Income Fund and Short-Term Bond Fund (1)

     6    (a)  Underwriting Agreement dated July 25, 1990 (1)
          (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
          (c)  Letter Agreement dated ________________, 1996 adding
                S&P 500 Index Fund (to be filed)

     7         Not Applicable

     8    (a)  Custodian Agreement dated November 3, 1982 (1)
          (b)  Letter Agreement dated April 20, 1987 adding Income
                Stock Fund (1)
          (c)  Amendment No. 1 to the Custodian Contract dated October
                30, 1987 (1)
          (d)  Amendment to the Custodian Contract dated November 3, 1988 (1)


Exhibit No. Description of Exhibits
----------  -----------------------

          (e)  Amendment to the Custodian Contract dated February 6, 1989 (1)
          (f)  Amendment to the Custodian Contract dated November 8, 1993 (1)
          (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
          (h)  Subcustodian Agreement dated March 24, 1994 (filed herewith)

     9    (a)  Articles of Merger dated January 30, 1981 (1)
          (b)  Transfer Agency Agreement dated January 23, 1992 (1)
          (c) Letter Agreement dated June 1, 1993 to Transfer Agency Agreement adding Growth & Income Fund and Short-Term Bond Fund (1)
          (d) Amendments dated May 3, 1995 to the Transfer Agency Agreement Fee Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund, Money Market Fund, and Short-Term Bond Fund (1)
          (e) Amendment No. 1 to Transfer Agency Agreement dated November 14, 1995 (2)
          (f) Letter Agreement dated ________________, 1996 to Transfer Agency Agreement adding S&P 500 Index Fund (to be filed)

     10   (a)  Opinion and Consent of Counsel with respect to the Growth Fund,
                Aggressive Growth Fund, Income Fund, Money Market Fund, Income Stock Fund, Growth & Income Fund, and Short-Term Bond Fund (2)
          (b) Opinion and Consent of Counsel with respect to the S&P 500 Index Fund (filed herewith)

     11        Other Opinions - Not Applicable

     12        Financial Statements omitted from prospectus - Not Applicable

     13   (a)  Subscription and Investment Letter for Growth & Income Fund
                and Short-Term Bond Fund (1)
          (b) Form of Subscription and Investment Letter for S&P 500 Index Fund (filed herewith)

     14        Prototype Plans
          (a)  USAA INVESTMENT MANAGEMENT COMPANY IRA Handbook (1)
          (b)  USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Handbook (1)
          (c)  USAA INVESTMENT MANAGEMENT COMPANY 403(b)(7) Handbook (1)

     15        12b-1 Plans - Not Applicable

     16        Schedule for Computation of Performance Quotation (1)

     17        Financial Data Schedule - Not Applicable

     18        Plan Adopting Multiple Classes of Shares - Not Applicable

     19        Powers of Attorney
          (a) Powers of Attorney for Michael J.C. Roth, Sherron A. Kirk, John W. Saunders, Jr., George E. Brown, Howard L. Freeman, Jr., and Richard A. Zucker dated November 8, 1993 (1)
          (b) Power of Attorney for Barbara B. Dreeben dated September 12, 1995 (1)
          (c) Power of Attorney for M. Staser Holcomb dated February 6, 1996 (filed herewith)
          (d) With respect to the S&P 500 Index Fund, Powers of Attorney for Philip W. Coolidge, John R. Elder, Charles P. Biggar,
                S. Leland Dill, and Philip Saunders Jr. dated February 9, 1996 (filed herewith)

--------------------
(1)  Previously filed with Post-Effective Amendment No. 38 of the
     Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2)  Previously filed with Post-Effective Amendment No. 39 of the
     Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

Item 25.  Persons Controlled by or Under Common Control with
          Registrant

     Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Management of the Company" in the Prospectus and the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 26.  Number of Holders of Securities

     Set forth below are the number of record holders, as of December 31, 1995, of each class of securities of the Registrant.

            Title of Class    Number of Record Holders
            --------------    ------------------------
          Aggressive Growth Fund        38,590
          Growth Fund                   84,555
          Income Stock Fund            105,571
          Income Fund                   78,992
          Money Market Fund            110,119
          Growth & Income Fund          25,059
          Short-Term Bond Fund           6,523

Item 27.  Indemnification

          Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

     (a) The Director and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

     (b) Statutory Indemnification Provisions. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director, officer, agent or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

          Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

          Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

          Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Company" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company".

Item 29.  Principal Underwriters

     (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, indirectly wholly-owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

     (b) Set forth below is information concerning each director and executive officer of USAA Investment Management
          Company.

Name and Principal       Position and Offices           Position and Offices
 Business Address          with Underwriter             with Registrant
------------------       --------------------           --------------------

M. Staser Holcomb          Director and Chairman        Director and
9800 Fredericksburg Rd.    of the Board of              Chairman of the
San Antonio, TX  78288     Directors                    Board of Directors

Michael J.C. Roth          Chief Executive Officer,     President, Director
9800 Fredericksburg Rd.    President, Director, and     and Vice Chairman of
San Antonio, TX  78288     Vice Chairman of the         the Board of Directors
                           Board of Directors

John W. Saunders, Jr.      Senior Vice President,       Vice President and
9800 Fredericksburg Rd.    Fixed Income Investments,    Director
San Antonio, TX  78288     and Director

Harry W. Miller            Senior Vice President,       None
9800 Fredericksburg Rd.    Equity Investments,
San Antonio, TX  78288     and Director

Bradford W. Rich           Director                     None
9800 Fredericksburg Rd.
San Antonio, TX  78288

Josue Robles, Jr.          Director                     None
9800 Fredericksburg Rd.
San Antonio, TX  78288

John J. Dallahan           Senior Vice President,       None
9800 Fredericksburg Rd.    Investment Services
San Antonio, TX  78288

Michael D. Wagner          Vice President, Secretary    Secretary
9800 Fredericksburg Rd.    and Counsel
San Antonio, TX  78288

Sherron A. Kirk            Vice President and           Treasurer
9800 Fredericksburg Rd.    Controller
San Antonio, TX  78288

Alex M. Ciccone            Vice President,              Assistant
9800 Fredericksburg Rd.    Compliance                   Secretary
San Antonio, TX 78288

     (c)  Not Applicable

Item 30.  Location of Accounts and Records

     The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

                USAA Investment Management Company
                9800 Fredericksburg Rd.
                San Antonio, Texas 78288

                USAA Shareholder Account Services
                10750 Robert F. McDermott Freeway
                San Antonio, Texas 78288

                State Street Bank and Trust Company
                1776 Heritage Drive
                North Quincy, Massachusetts 02171

Item 31.  Management Services

     Not Applicable

Item 32.  Undertakings

     The Registrant hereby undertakes to provide each person to whom a prospectus is delivered a copy of the Registrant's latest annual report(s) to shareholders upon request and without charge.

     The Registrant hereby undertakes with respect to the S&P
     500 Index Fund to file financial statements which need not be certified within four to six months from the date of the commencement of operations.


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas on the 6th day of February, 1996.

                                    USAA MUTUAL FUND, INC.


                                    /s/Michael J.C. Roth
                                    ---------------------
                                    Michael J.C. Roth
                                    President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


     (Signature)                (Title)                         (Date)


/s/M. Staser Holcomb         Chairman of the                 February 6, 1996
-------------------------    Board of Directors
M. Staser Holcomb


/s/Michael J.C. Roth        Vice Chairman of the Board       February 6, 1996
-------------------------   of Directors and President
Michael J.C. Roth           (Principal Executive Officer)



/s/Sherron A. Kirk          Treasurer (Principal             February 6, 1996
-------------------------   Financial and
Sherron A. Kirk             Accounting Officer)


/s/John W. Saunders, Jr.    Director                         February 6, 1996
-------------------------
John W. Saunders, Jr.


/s/George E. Brown          Director                         February 6, 1996
-------------------------
George E. Brown


/s/Howard L. Freeman, Jr.   Director                         February 6, 1996
-------------------------
Howard L. Freeman, Jr.


/s/Richard A. Zucker        Director                         February 6, 1996
-------------------------
Richard A. Zucker


/s/Barbara B. Dreeben       Director                         February 6, 1996
-------------------------
Barbara B. Dreeben




                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Equity 500 Index
Portfolio certifies that it has duly caused this amendment to the Registration Statement of USAA Mutual Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of February, 1996.

                                        EQUITY 500 INDEX PORTFOLIO

                                        /s/PHILIP COOLIDGE
                                        ---------------------
                                        PHILIP W. COOLIDGE
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


     (Signature)                  (Title)                      (Date)


/s/Philip Coolidge          Trustee and President            February 9, 1996
-------------------------   (Principal Executive Officer)
Philip W. Coolidge


/s/John R. Elder            Treasurer and Secretary          February 9, 1996
-------------------------   (Principal Financial and
John R. Elder               Accounting Officer)



/s/Charles P. Biggar        Trustee                          February 9, 1996
-------------------------
Charles P. Biggar



/s/S. Leland Dill           Trustee                          February 9, 1996
-------------------------
S. Leland Dill



/s/Philip Saunders, Jr.     Trustee                          February 9, 1996
-------------------------
Philip Saunders, Jr.



                          Exhibit Index

Exhibit             Item                                            Page No. *
-------             ----                                            ----------
  1 (a) Articles of Incorporation dated October 10, 1980 (1)
    (b) Articles of Amendment dated January 14, 1981 (1)
    (c) Articles Supplementary dated July 28, 1981 (1)
    (d) Articles Supplementary dated November 3, 1982 (1)
    (e) Articles of Amendment dated May 18, 1983 (1)
    (f) Articles Supplementary dated August 8, 1983 (1)
    (g) Articles Supplementary dated July 27, 1984 (1)
    (h) Articles Supplementary dated November 5, 1985 (1)
    (i) Articles Supplementary dated January 23, 1987 (1)
    (j) Articles Supplementary dated May 13, 1987 (1)
    (k) Articles Supplementary dated January 25, 1989 (1)
    (l) Articles Supplementary dated May 2, 1991 (1)
    (m) Articles Supplementary dated November 14, 1991 (1)
    (n) Articles Supplementary dated April 14, 1992 (1)
    (o) Articles Supplementary dated November 4, 1992 (1)
    (p) Articles Supplementary dated March 23, 1993 (1)
    (q) Articles Supplementary dated May 5, 1993 (1)
    (r) Articles Supplementary dated November 8, 1993 (1)
    (s) Articles Supplementary dated January 18, 1994 (1)
    (t) Articles Supplementary dated November 9, 1994 (1)
    (u) Articles Supplementary dated November 8, 1995 (2)
    (v) Articles Supplementary dated February 6, 1996 (filed herewith)    64

  2     Bylaws, as amended February 6, 1996 (filed herewith)              67

  3     Voting trust agreement - Not Applicable

  4     Specimen certificates for shares of
    (a) Growth Fund (1)
    (b) Income Fund (1)
    (c) Money Market Fund (1)
    (d) Aggressive Growth Fund (1)
    (e) Income Stock Fund (1)
    (f) Growth & Income Fund (1)
    (g) Short-Term Bond Fund (1)
    (h) Form of S&P 500 Index Fund (filed herewith)                       78

  5 (a) Advisory Agreement dated September 21, 1990 (1)
    (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)

  6 (a) Underwriting Agreement dated July 25, 1990 (1)
    (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
    (c) Letter Agreement dated _______________, 1996 adding S&P 500 Index Fund (to be filed)

  7     Not Applicable

  8 (a) Custodian Agreement dated November 3, 1982 (1)
    (b) Letter Agreement dated April 20, 1987 adding Income Stock Fund (1)
    (c) Amendment No. 1 to the Custodian Contract dated October 30, 1987 (1)
    (d) Amendment to the Custodian Contract dated November 3, 1988 (1)
    (e) Amendment to the Custodian Contract dated February 6, 1989 (1)
    (f) Amendment to the Custodian Contract dated November 8, 1993 (1)
    (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
    (h) Subcustodian Agreement dated March 24, 1994 (filed herewith)      81

                      Exhibit Index, cont.

Exhibit             Item                                            Page No. *
-------             ----                                            ----------
  9 (a) Articles of Merger dated January 30, 1981 (1)
    (b) Transfer Agency Agreement dated January 23, 1992 (1)
    (c) Letter Agreement dated June 1, 1993 to Transfer Agency Agreement adding Growth & Income Fund and Short-Term Bond Fund (1)
    (d) Amendments dated May 3, 1995 to the Transfer Agency Agreement Fee Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund, Money Market Fund, and Short-Term Bond Fund (1)
    (e) Amendment No. 1 to Transfer Agency Agreement dated November 14,
           1995 (2)
    (f) Letter Agreement dated ____________, 1996 to Transfer Agency Agreement adding S&P 500 Index Fund (to be filed)

 10 (a) Opinion and Consent of Counsel with respect to the Growth Fund,
           Aggressive Growth Fund, Income Fund, Money Market Fund, Income Stock Fund, Growth & Income Fund, and Short-Term Bond Fund (2)
    (b) Opinion and Consent of Counsel with respect to the S&P 500
           Index Fund (filed herewith)                                     94

 11     Other Opinions - Not Applicable

 12     Financial Statements omitted from prospectus - Not Applicable

 13 (a) Subscription and Investment Letter for Growth & Income Fund
           and Short-Term Bond Fund (1)
    (b) Form of Subscription and Investment Letter for S&P 500
           Index Fund (filed herewith)                                     96

 14     Prototype Plans
    (a) USAA INVESTMENT MANAGEMENT COMPANY IRA Handbook (1)
    (b) USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Handbook (1)
    (c) USAA INVESTMENT MANAGEMENT COMPANY 403(b)(7) Handbook (1)

 15     12b-1 Plans - Not Applicable

 16     Schedule for Computation of Performance Quotation (1)

 17     Financial Data Schedule - Not Applicable

 18     Plan Adopting Multiple Classes of Shares - Not Applicable

 19     Powers of Attorney
    (a) Powers of Attorney for Michael J.C. Roth, Sherron A. Kirk,
           John W. Saunders, Jr., George E. Brown, Howard L. Freeman, Jr., and Richard A. Zucker dated November 8, 1993 (1)
    (b) Power of Attorney for Barbara B. Dreeben dated September 12, 1995 (1)
    (c) Power of Attorney for M. Staser Holcomb dated February 6, 1996
           (filed herewith)                                                 99
    (d) With respect to the S&P 500 Index Fund, Powers of Attorney for
           Philip W. Coolidge, John R. Elder, Charles P. Biggar,
           S. Leland Dill, and Philip Saunders Jr. dated February 9,
           1996 (filed herewith)                                           101





--------------------
(1)  Previously filed with Post-Effective Amendment No. 38 of the
     Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2)  Previously filed with Post-Effective Amendment No. 39 of the
     Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.


-------------------------------------------------
   *    Refers to sequentially numbered pages